Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings [abstract]
Schedule of Composition of Debt Instruments

	JPY (millions) As of March 31
	2024	2025
Bonds	¥4,092,879	¥4,190,632
Short-term loans	251	74,621
Long-term loans	750,622	250,012
Total	¥4,843,752	¥4,515,265
Non-current	¥4,476,501	¥3,966,326
Current	¥367,251	¥548,939
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2024	As of March 31, 2025	Interest rate (%)
2019 Hybrid bonds (subordinated bonds)	¥500,000	499,614	—	1.720% per annum through October 6, 2024 and 6 month LIBOR + margin (1.750 - 2.750%) thereafter	June 2079 (7)
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	487,381	482,180	2.250 - 3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$1,750	263,701	259,681	5.000%	November 2028
Unsecured Senior Notes Assumed in Shire Acquisition	$3,000 as of March 31, 2024 $1,500 as of March 31, 2025	439,725	219,033	3.200%	September 2026 (5)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,301	198,116	195,295	4.000 - 5.250%	June 2025 - June 2045
2020 USD Unsecured Senior Notes – fixed rate	$7,000	1,053,742	1,037,021	2.050 - 3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	584,105	577,703	0.750 - 2.000%	July 2027 - July 2040
2021 JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,495	249,561	0.400%	October 2031
2024 Hybrid bonds (subordinated bonds)	¥460,000	—	457,983	1.934% per annum through June 25, 2029 and One-Year JGB interest rate + margin (1.400 - 2.400%) thereafter	June 2084 (1)(3)
2024 USD Unsecured Senior Notes – fixed rate	$3,000	—	442,175	5.300 - 5.800%	July 2034 - July 2064 (4)
Commercial Paper	¥317,000 as of March 31, 2024 ¥270,000 as of March 31, 2025 (9)	317,000	270,000	—	April 2025 - June 2025
Total		¥4,092,879	¥4,190,632
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2024	As of March 31, 2025	Interest rate (%)
2016 Syndicated Loans	¥100,000	100,000	—	0.300%	April 2026 (8)
2017 Syndicated Loans	¥113,500	113,500	—	0.350%	April 2027 (8)
2017 USD Syndicated Loans	$1,500	227,018	—	6 months Term SOFR + 0.42826% + 0.500%	April 2027 (8)
2023 Syndicated Loans	¥100,000	100,000	—	0.679%	April 2030 (8)
Bilateral Loans	¥210,000	210,000	210,000	0.190 - 1.046%	April 2025 - April 2031 (2)
2025 USD Bilateral Loan	$500	—	74,505	4.71492%	April 2025
2024 Syndicated Hybrid Loans (Subordinated Loans)	¥40,000	—	40,000	6 months TIBOR＋margin (1.350% - 2.350%)	October 2084 (1)(6)
Other		355	128
Total		¥750,873	¥324,633
(1) The Hybrid Bonds are callable on or after June 25, 2029 and the Hybrid Loan is prepayable on or after October 3, 2029.